Note 2 - Acquisitions 2015 Acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 12, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisition
Cash payments for acquisitions		$ 760	$ 250	$ 243
LA Storage and Handling Assets
Acquisition
Related Party Agreement Amendment Date	Nov. 12, 2015
Purchase price	$ 500
Percent of fee interest	50.00%
Cash payments for acquisitions	$ 250
Equity consideration, value	$ 250